OTHER PROVISIONS	12 Months Ended
Dec. 31, 2023
OTHER PROVISIONS
OTHER PROVISIONS

29.OTHER PROVISIONS

Movement in provisions during the year is as follows:

				Reversal of
				unused
In € thousand	12/31/2022	Additions	Utilization	amounts	12/31/2023
Warranty provision	211	211	(184)	—	238
Jubilee provision	119	482	(603)	—	(2)
Total non-current provisions	330	693	(787)	—	237
Warranty provision	139	152	(66)	—	225
Provision for legal claims	67	44	—	(58)	53
Other provisions	153	2,308	(1,454)	(312)	695
Total current provisions	360	2,504	(1,520)	(370)	973

				Reversal of
				unused
In € thousand	12/31/2021	Additions	Utilization	amounts	12/31/2022
Warranty provision	203	99	(91)	—	211
Jubilee provision	163	(30)	(14)	—	119
Total non-current provisions	366	70	(106)	—	330
Warranty provision	228	25	(114)	—	139
Provision for legal claims	32	123	(88)	—	67
Other provisions	191	7	(45)	—	153
Total current provisions	451	155	(247)	—	360